Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 1,659	¥ 11,396	¥ 7,948	$ 3,205	¥ 22,014	¥ 14,129
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	141	966	957	372	2,555	2,811
Gain on disposal of fixed assets	(1)	(5)	(9)	(4)	(29)	(22)
Amortization of intangible assets and licensed copyrights	606	4,163	2,636	1,339	9,195	6,277
Deferred income tax, net	83	571	(154)	73	504	(617)
Share-based compensation	180	1,239	841	456	3,134	2,268
Provision for doubtful accounts	21	142	484	74	507	659
Investment income	(333)	(2,287)	(790)	(885)	(6,081)	(2,230)
Gain on disposal of subsidiaries	(1,004)	(6,893)	(4,659)	(1,004)	(6,893)	(5,557)
Asset impairment	55	377	490	152	1,042	771
Loss (income) from equity method investments	(61)	(419)	73	(45)	(311)	267
Barter transaction revenue	(73)	(503)	(198)	(120)	(824)	(708)
Other noncash expenses (income)	13	88	131	(9)	(64)	592
Changes in assets and liabilities, net of effects of acquisition:
Accounts receivable	(136)	(934)	(551)	(62)	(428)	(212)
Other assets	176	1,219	404	(136)	(926)	203
Amounts due from related parties	108	739	(248)	2	16	(34)
Customer advances and deposits	99	678	762	119	817	898
Accounts payable and accrued liabilities	(17)	(118)	2,820	207	1,420	3,700
Deferred revenue	56	386	(184)	72	497	(60)
Deferred income	(5)	(37)	11	(13)	(87)	40
Amounts due to related parties	85	587	89	142	972	(122)
Net cash generated from operating activities	1,652	11,355	10,853	3,935	27,030	23,053
Cash flows from investing activities:
Acquisition of fixed assets	(323)	(2,219)	(1,297)	(829)	(5,694)	(3,590)
Acquisition of computer parts	(3)	(20)	(20)	(12)	(83)	(30)
Disposal of fixed assets	4	25	12	6	41	42
Acquisition of business, net of cash acquired	(173)	(1,188)	(51)	(173)	(1,188)	(553)
Acquisition of intangible assets	(526)	(3,616)	(3,306)	(1,395)	(9,582)	(8,180)
Purchases of held-to-maturity investments	(1,884)	(12,940)	(22,550)	(2,911)	(19,990)	(43,416)
Sales and maturities of held-to-maturity investments	1,864	12,800	15,800	5,315	36,500	35,646
Purchases of available-for-sale investments	(12,892)	(88,545)	(54,820)	(27,318)	(187,619)	(155,822)
Sales and maturities of available-for-sale investments	14,171	97,325	45,543	24,608	169,006	142,344
Purchases of other long-term investments	(365)	(2,506)	(996)	(985)	(6,763)	(1,806)
Cash distribution of long-term investments	1	8	4	3	18	13
Sales of other long-term investments	0	0	0	367	2,519	0
Disposal of subsidiaries' shares	(779)	(5,353)	1,031	(779)	(5,353)	1,387
Loans provided to related parties	(807)	(5,540)	0	(807)	(5,540)	0
Micro loan origination and disbursement	(1,192)	(8,187)	(17,375)	(5,216)	(35,824)	(37,667)
Principal payments received on micro loans	1,175	8,070	12,161	5,542	38,063	23,406
Purchases of other invested securities	(301)	(2,064)	(10,260)	(2,382)	(16,362)	(38,129)
Sales and maturities of other invested securities	265	1,823	13,472	3,633	24,949	24,363
Net cash used in investing activities	(1,765)	(12,127)	(22,652)	(3,333)	(22,902)	(61,992)
Cash flows from financing activities:
Repayment of short-term loans	(92)	(635)	(456)	(95)	(650)	(530)
Proceeds from short-term loan	113	775	536	220	1,508	551
Proceeds from long-term loans	0	0	0	104	714	299
Repayment of long-term debt	(14)	(94)	(2,339)	(14)	(94)	(2,339)
Proceeds from note issuance	0		9,926	1,380	9,479	9,926
Repayment of long-term notes	(991)	(6,807)		(991)	(6,807)	0
Payment of note issuance costs	0	(1)	(10)	(2)	(15)	(10)
Loans borrowed from related parties	313	2,150	0	313	2,150
Payment of capital lease obligation	0	0	0	0	0	(8)
Proceeds from issuance of Convertible Notes	0	0	0	0	0	8,463
Proceeds from issuance of subsidiaries' shares	6	40	0	2,284	15,689
Repurchase of ordinary shares	(482)	(3,312)	0	(482)	(3,312)	(1,723)
Capital contributions from noncontrolling interests	0	0	200	0	0	200
Proceeds from exercise of share options	1	8	127	101	692	324
Proceeds from secured borrowings from third-party financial institutions	271	1,860	4,136	1,511	10,380	8,808
Repayment of secured borrowings from third-party financial institutions	(805)	(5,529)	(480)	(1,955)	(13,426)	(1,422)
Proceeds from third-party investors for sale of financial products	0	0	25,727	2,205	15,143	82,352
Repayment to third-party investors for sale of financial products	(370)	(2,540)	(25,279)	(4,860)	(33,376)	(61,133)
Net cash generated from financing activities	(2,050)	(14,085)	12,088	(281)	(1,925)	43,758
Effect of exchange rate changes on cash, cash equivalents and restricted cash	161	1,107	(92)	327	2,251	(231)
Net increase in cash, cash equivalents and restricted cash	(2,002)	(13,750)	197	648	4,454	4,588
Cash, cash equivalents and restricted cash at beginning of the period	4,301	29,540	15,607	1,651	11,336	11,216
Cash, cash equivalents and restricted cash at end of the period	2,299	15,790	15,804	2,299	15,790	15,804
Non-cash investing and financing activities:
Disposal of subsidiaries' shares	1,602	11,000	0	1,602	11,000	0
Acquisition of licensed copyrights included in accounts payable and deferred revenue	1,032	7,085	4,254	1,032	7,085	4,254
Acquisition of licensed copyrights from nonmonetary content exchanges	$ 34	¥ 232	¥ 170	$ 64	¥ 442	¥ 537